Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Increase in fair value of financial liabilities	$ 7,465	$ 8,612
Interest rate risk
Disclosure of fair value measurement of liabilities [line items]
Sensitivity analysis, effect on a 10 basis point increase or decrease of interest rates	392	321	$ 169
Redeemable Preferred Shares | Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Increase in fair value of financial liabilities	$ 465	$ 7,397